Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement on each financial statement
The impacts to the balance sheet as of February 26, 2021, the balance sheet and statement of shareholders’ equity (deficit) as of March 31, 2021, the statement of operations for the three months ended March 31, 2021, the balance sheet and statement of shareholders’ equity (deficit) as of June 30, 2021 and the statement of operations for the three months and six months ended June 30, 2021 is presented below:

	As Reported	Adjustment	As Restated
Balance Sheet as of February 26, 2021 (as restated in footnote 2 of the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Class A ordinary shares subject to possible redemption ($)	$302,369,830	$42,630,170	$345,000,000
Shareholders’ equity (deficit)
Class A ordinary shares, $0.0001 par value	426	(426)	—
Class B ordinary shares, $0.0001 par value	863	—	863
Additional paid-in capital	8,956,314	(8,956,314)	—
Retained Earnings (Accumulated Deficit)	(3,957,602)	(33,673,430)	(37,631,032)

Total shareholders’ equity (deficit)	$5,000,001	$(42,630,170)	$(37,630,169)

Shares subject to possible redemption	30,236,983	4,263,017	34,500,000

Balance Sheet as of March 31, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Class A ordinary shares subject to possible redemption ($)	$301,417,916	$43,589,237	$345,007,153
Shareholders’ equity (deficit)
Class A ordinary shares, $0.0001 par value	436	(436)	—
Class B ordinary shares, $0.0001 par value	863	—	863
Additional paid-in capital	9,908,218	(9,908,218)	—
Retained Earnings (Accumulated Deficit)	(4,909,508)	(33,680,583)	(38,590,091)

Total shareholders’ equity (deficit)	$5,000,009	$(43,589,237)	$(38,589,228)

Shares subject to possible redemption	30,141,792	4,358,208	34,500,000

	As Reported	Adjustment	As Restated
Statement of Changes in Shareholders’ Equity (Deficit) as of March 31, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Class A ordinary shares outstanding	4,358,208	(4,358,208)	—
Class A ordinary shares	$436	$(436)	$—
Additional Paid-In-Capital	9,908,218	(9,908,218)	—
Retained Earnings (Accumulated Deficit)	(4,909,508)	(33,680,583)	(38,590,091)

Total Shareholders’ Equity (Deficit)	$5,000,009	$(43,589,237)	$(38,589,228)

Statement of Operations for the three months ended March 31, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 24, 2021)
Weighted average shares outstanding, Redeemable Class A ordinary shares	30,234,183	(17,584,183)	12,650,000
Basic and diluted net income per share, Redeemable Class A ordinary shares	$—	$(0.24)	$(0.24)
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares	9,536,531	(1,624,031)	7,912,500
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares	$(0.51)	$0.27	$(0.24)

Balance Sheet as of June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Class A ordinary shares subject to possible redemption ($)	$310,663,596	$34,355,983	$345,019,579
Shareholders’ equity (deficit)
Class A ordinary shares, $0.0001 par value	344	(344)	—
Class B ordinary shares, $0.0001 par value	863	—	863
Additional paid-in capital	662,630	(662,630)	—
Retained Earnings (Accumulated Deficit)	4,336,166	(33,693,009)	(29,356,843)

Total shareholders’ equity (deficit)	$5,000,003	$(34,355,983)	$(29,355,980)

Shares subject to possible redemption	31,066,360	3,433,640	34,500,000

Statement of Changes in Shareholders’ Equity (Deficit) as of June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Class A ordinary shares outstanding	3,433,640	(3,433,640)	—
Class A ordinary shares	$344	$(344)	$—
Additional Paid-In-Capital	662,630	(662,630)	—
Retained Earnings (Accumulated Deficit)	4,336,166	(33,693,009)	(29,356,843)

Total Shareholders’ Equity (Deficit)	$5,000,003	$(34,355,983)	$(29,355,980)

	As Reported	Adjustment	As Restated
Statement of Operations for the three months ended June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Weighted average shares outstanding, Redeemable Class A ordinary shares	30,151,952	4,348,048	34,500,000
Basic and diluted net income per share, Redeemable Class A ordinary shares	$—	$0.21	$0.21
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares	12,973,048	(4,348,048)	8,625,000
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares	$0.71	$(0.50)	$0.21

Statement of Operations for the six months ended June 30, 2021 (included in the Company’s Quarterly Report on Form 10-Q filed with the SEC on August 10, 2021)
Weighted average shares outstanding, Redeemable Class A ordinary shares	30,175,080	(6,539,721)	23,635,359
Basic and diluted net income per share, Redeemable Class A ordinary shares	$—	$0.14	$0.14
Weighted average shares outstanding, Non-redeemable Class A and Class B ordinary shares	11,263,757	(2,993,039)	8,270,718
Basic and diluted net income per shares, Non-redeemable Class A and Class B ordinary shares	$0.41	$(0.27)	$0.14